Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net income:	$ 67,239,000	$ 72,876,000	$ 81,702,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	96,261,000	96,448,000	100,943,000
Other non-current assets			4,000,000
Amortization of debt discount	(779,000)	(715,000)	(659,000)
Amortization of prepaid lease rentals, net	8,150,000	8,429,000	6,779,000
Amortization and write-off of financing costs	2,907,000	2,236,000	2,613,000
Amortization of deferred dry-docking and special survey costs	7,290,000	7,627,000	7,920,000
Amortization of assumed time charter	27,000
Equity based payments	3,755,000	3,866,000	4,951,000
Net settlements on interest rate swaps qualifying for cash flow hedge	(11,000)		0
Loss / (Gain) on derivative instruments, net	162,000	(1,296,000)	(4,509,000)
Loss / (Gain) on sale / disposal of vessels, net	3,071,000	4,856,000	4,440,000
Loss on vessel held for sale	101,000	2,379,000	37,161,000
Vessels impairment loss	0	17,959,000	0
Equity (gain) / loss on investments	(12,051,000)	(3,381,000)	78,000
Changes in operating assets and liabilities:
Accounts receivable	(14,368,000)	(578,000)	(10,000)
Due from related parties	1,342,000	(1,826,000)	2,565,000
Inventories	(134,000)	1,753,000	(837,000)
Insurance claims receivable	(5,304,000)	(1,478,000)	(5,413,000)
Prepayments and other	(251,000)	(1,783,000)	(368,000)
Accounts payable	1,926,000	2,466,000	(199,000)
Due to related parties	(7,000)	12,000	(180,000)
Accrued liabilities	1,996,000	(1,969,000)	(6,669,000)
Unearned revenue	(2,880,000)	(2,335,000)	(545,000)
Other current liabilities	204,000	(46,000)	(39,000)
Dividend from equity method investees	8,000,000	3,040,000	439,000
Dry-dockings	(18,568,000)	(5,582,000)	(5,868,000)
Accrued charter revenue	(7,294,000)	(11,204,000)	(7,730,000)
Net Cash provided by Operating Activities	140,784,000	191,754,000	220,565,000
Cash Flows From Investing Activities:
Equity method investments	(5,292,000)	(9,890,000)	(38,630,000)
Return on Equity method investment	2,470,000	1,460,000	2,918,000
Proceeds from the settlement of insurance claims	931,000	2,273,000	6,433,000
Debt securities capital redemption			46,000
Cash acquired through asset acquisition	18,644,000
Vessel acquisition (and time charters) and advances/Additions to vessel cost	(142,993,000)	(64,231,000)	(2,792,000)
Proceeds from the sale of vessels, net	13,595,000	26,951,000	3,629,000
Net Cash used in Investing Activities	(112,645,000)	(43,437,000)	(28,396,000)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	111,224,000	91,675,000	69,037,000
Proceeds from long-term debt and capital leases	361,000,000	61,625,000	222,848,000
Repayment of long-term debt and capital leases	(500,173,000)	(253,804,000)	(357,401,000)
Payment of financing costs	(3,441,000)	(1,733,000)	(3,907,000)
Dividends paid	(49,143,000)	(37,758,000)	(75,003,000)
Net Cash used in Financing Activities	(80,533,000)	(139,995,000)	(144,426,000)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(52,394,000)	8,322,000	47,743,000
Cash, cash equivalents and restricted cash at beginning of the year	218,885,000	210,563,000	162,820,000
Cash, cash equivalents and restricted cash at end of the year	166,491,000	218,885,000	210,563,000
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	60,620,000	56,070,000	51,186,000
Non-Cash Investing and Financing Activities:
Imputed interest	325,000
Dividend reinvested in common stock of the Company	$ 23,086,000	$ 22,811,000	$ 19,531,000